Commitments (Tables)	6 Months Ended
Jun. 30, 2019
Commitments [Abstract]
Future minimum lease revenues receivable under non-cancellable operating leases
	June 30, 2019	December 31, 2018
Within one year	1,585	2,991
Total	1,585	2,991

Future minimum lease payments
June 30, 2019
Within one year	165
After one year but not more than five years	567
More than five years	72
Total	804